Financial risk management, Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables and contract assets [Abstract]
Less: Allowance for impairment	$ 0	$ 0
Credit Risk [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	386,835	404,013	$ 507,842
Less: Allowance for impairment	$ 0	0	0
Impairment on cash and cash equivalents measurement period	12 months
Credit Risk [Member] | Current (Not Past Due) [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	$ 93,445	199,076	312,744
Credit Risk [Member] | Past Due 0 to 3 Months [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	182,364	68,653	86,920
Credit Risk [Member] | Past Due for More Than 3 Months [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	$ 111,026	$ 136,284	$ 108,178
Credit Risk [Member] | Bottom of Range [Member] | Past Due 0 to 3 Months [Member]
Credit Risk [Abstract]
Percentage of allowance matrix	0.07%	0.07%	0.07%